Average Annual Total Returns - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2023
Fidelity Advisor Latin America Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(4.69%)
Past 5 years	(4.48%)
Past 10 years	(5.06%)
Fidelity Advisor Latin America Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.26%)
Past 5 years	(5.33%)
Past 10 years	(6.19%)
Fidelity Advisor Latin America Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.17%)
Past 5 years	(3.48%)
Past 10 years	(3.57%)
Fidelity Advisor Latin America Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.56%)
Past 5 years	(4.07%)
Past 10 years	(5.07%)
Fidelity Advisor Latin America Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(2.65%)
Past 5 years	(4.28%)
Past 10 years	(5.09%)
Fidelity Advisor Latin America Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.44%
Past 5 years	(3.01%)
Past 10 years	(4.17%)
Fidelity Advisor Latin America Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	1.61%
Since Inception	(0.45%)	[1]
IXYE1
Average Annual Return:
Past 1 year	9.19%
Past 5 years	(0.90%)
Past 10 years	(1.96%)

[1]	AFrom October 2, 2018.